Accounting policies (Details)	12 Months Ended
Dec. 31, 2021
Plant and equipment [member] | Bottom of range
Disclosure of accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Plant and equipment [member] | Top of range
Disclosure of accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	55 years
Pipelines, networks and lines [member] | Bottom of range
Disclosure of accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Pipelines, networks and lines [member] | Top of range
Disclosure of accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	63 years
Buildings [member] | Bottom of range
Disclosure of accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Buildings [member] | Top of range
Disclosure of accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	100 years
Other. [Member] | Bottom of range
Disclosure of accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Other. [Member] | Top of range
Disclosure of accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	35 years